Consolidated statement of changes in equity (Parenthetical) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
AOCI, net of tax [member]
Gains (losses) on investments in equity-accounted associates and joint ventures reclassified to retained earnings	$ 11	$ 0	$ 0